FHLB Advances and Other Borrowings (Tables)	12 Months Ended
Sep. 30, 2013
Banking and Thrift [Abstract]
Advances
Maturity dates of FHLB advances were as follows:

September 30,	2013	2012
	(In thousands)
FHLB advances
Within 1 year	—	—
1 to 3 years	350,000	100,000
4 to 5 years	850,000	500,000
More than 5 years	730,000	1,280,000
	$1,930,000	$1,880,000

$175,000,000 of the 2013 advances and $450,000,000 of the 2012 advances included in the above table are callable by the FHLB. If these callable advances were to be called at the earliest call dates, the maturities of all FHLB advances would be as follows:

September 30,	2013	2012
	(In thousands)
FHLB advances
Within 1 year	$175,000	$275,000
1 to 3 years	350,000	275,000
4 to 5 years	775,000	500,000
More than 5 years	630,000	830,000
	$1,930,000	$1,880,000

Weighted average cost and amount of advances
Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows:

September 30,	2013	2012	2011
	(In thousands)
Weighted average interest rate at end of year	3.52%	3.60%	4.10%
Weighted daily average interest rate during the year	3.57%	4.14%	4.35%
Daily average of FHLB advances	$1,905,479	$1,949,019	$1,883,135
Maximum amount of FHLB advances at any month end	1,930,000	1,961,895	1,962,616
Interest expense during the year (excludes interest rate swap expense)	68,075	80,617	81,994

Schedule of financial data pertaining to weighted-average cost and amount of securities sold under agreements to repurchase
Financial data pertaining to the weighted-average cost and the amount of securities sold under agreements to repurchase in prior years were as follows:

September 30,	2013	2012	2011
	(Dollars in thousands)
Weighted average interest rate at end of year	—%	—%	3.90%
Weighted daily average interest rate during the year	—%	3.71%	3.73%
Daily average of securities sold under agreements to repurchase	$—	$692,896	$800,000
Maximum securities sold under agreements to repurchase at any month end	—	800,000	800,000
Interest expense during the year	—	25,693	29,867